Derivative instruments and hedging activities - Schedule of derivatives designated as hedging instruments and hedged items (Detail) - JPY (¥) ¥ in Billions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Hedged items in fair value hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) on fair value hedges recognized	¥ (102)	¥ (98)
Hedged items in fair value hedges [Member] | Long-term borrowings [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) on fair value hedges recognized	(102)	(98)
Derivatives designated as fair value hedging instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) on fair value hedges recognized	102	98
Derivatives designated as fair value hedging instruments [Member] | Interest rate contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) on fair value hedges recognized	¥ 102	¥ 98